(22) Subsequent Events (Details) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Details
Shares Issued Common Stock to pay accrued dividends	799
Shares Issued Common Stock to pay accrued dividends Value	$ 9,325
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	14,286	14,286
Warrants To Purchase Common Stock Exercise Price	$ 14.70	$ 14.70
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		82,715
Shares issued to board member for services value		$ 10,000